EQUIPMENT - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 2,262,573	$ 2,215,403	$ 2,126,417
Accumulated Amortization	1,856,849	1,714,526	1,604,854
Net Book Value	405,724	500,877	521,563
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	0	0	8,358
Accumulated Amortization	0	0	8,358
Net Book Value	0	0	0
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	0	0	20,274
Accumulated Amortization	0	0	20,274
Net Book Value	0	0	0
Exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,805,789	1,758,619	1,738,849
Accumulated Amortization	1,472,127	1,366,087	1,255,906
Net Book Value	333,662	392,532	482,943
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	456,784	456,784	358,936
Accumulated Amortization	384,722	348,439	320,316
Net Book Value	$ 72,062	$ 108,345	$ 38,620